RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs")	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs")

NOTE 15 – RESTRICTED STOCK AND RESTRICTED STOCK UNITS (“RSUs”)

On July 23, 2014, in connection with the election of a new Chairman, President and CEO, the Company entered into a two year employment contract with the new CEO. Under the employment contract, the CEO received an award of RSU’s, to be issued within 90 days of the effective date of the Employment Agreement, under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant. In October the Company granted 50,000 RSUs in accordance with the employee contract. The Company also agreed to make an equal stock award to the CEO on each anniversary date of the employment agreement. The RSU’s vest immediately during each year of the employment contract. During the third quarter of 2014, 20,000 additional shares were approved to increase the CEO’s first year RSU grant from 50,000 RSU’s to 70,000 RSU’s (see Note 16 for a more detailed discussion of the additional grant). As of December 31, 2014, the fair value of the grant was approximately $970,000 which is being amortized over the CEO’s one year service period.

On August 21, 2014, the Compensation Committee of the Board of Directors granted Restricted Stock and RSU’s to two Board members who were elected to the Board on April 9, 2014. Under the award, the Directors received 346,875 shares of restricted stock and 121,875 RSU’s under which the holders have the right to receive 121,875 shares of common stock. The grant date fair value of the restricted stock was $3,607,500 and the grant date fair value of the RSU’s was $1,267,500. The restricted Stock and RSU’s vest over the remaining first year of the new Board members’ term ending on March 31, 2015. The fair value of the grant is being amortized over the period from the date of grant, August 21, 2014 to the end of the first year of the Board members’ term, March 31, 2015. Under the Board members’ contracts, additional grants will be made for the second year of the contract.

During October 2014 the Compensation Committee of the Board of Directors granted 19,452 RSU’s to a new Board member who was elected to the Board on October 22, 2014. The Board member’s contract calls for grants of 100,000 RSU’s for each succeeding year of service beginning on April 1, 2015, which vest quarterly.

A summary of the activity related to restricted stock and RSUs for the year ended December 31, 2014 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	—	$—
Restricted stock granted	346,875	10.40
Restricted stock vested	(178,125)	10.40
Restricted stock forfeited	—	—
Restricted stock non-vested at December 31, 2014	168,750	$10.40

Restricted stock units (RSU’s)	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	—	$—
Restricted stock granted	422,980	10.84
Restricted stock vested	(223,396)	11.19
Restricted stock forfeited	—	—
Restricted stock non-vested at December 31, 2014	199,584	$10.70

A summary of the expense related to restricted stock and RSUs for the year ended December 31, 2014 is presented below:

Summary of the expense related to Restricted Stock and RSUs	Year ended December 31, 2014
Restricted Stock	$663,262
RSU’s	3,752,537
$4,415,799

There were not any restricted stock or RSU activity in the year ended December 31, 2013.